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AMERICAS
US Legal Services

J. Neil McMurdie
Counsel
(860) 723-2229
Fax: (860) 723-2216
mcmurdiejn@ing-afs.com

May 7, 2003                                                      BY EDGARLINK



U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:    ING LIFE INSURANCE AND ANNUITY COMPANY
       VARIABLE LIFE ACCOUNT B
       POST-EFFECTIVE AMENDMENT NO. 16 TO REGISTRATION STATEMENT ON FORM S-6 PROSPECTUS TITLE: AETNAVEST & AETNAVEST II
       FILE NOS. 33-76004 AND 811-04536
       RULE 497(j) FILING


Ladies and Gentlemen:


On behalf of ING Life Insurance and Annuity Company and its Variable Life Account B, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:
          o The form of Prospectus that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and
          o The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 29, 2003.

If you have any questions regarding this submission, please call the undersigned at 860-723-2229.

Sincerely,

/s/ J. Neil McMurdie
--------------------
J. Neil McMurdie





Hartford Site                            ING North America Insurance Corporation
151 Farmington Avenue, TS31
Hartford, CT 06156-8975